Loan Advanced - Contractor - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure loan advanced contractor [line items]
Loan advanced - contractor	$ 68.4	$ 0.0
Mining Contractor Higher Market Value Percentage		25.00%
Percentage of Premiums Payout Value		25.00%
Twarka and damang [member] | Gold fields and engineers and planners [member]
Disclosure loan advanced contractor [line items]
Loan advanced - contractor	$ 68.4
Advance Loan - Commencement Date	February 2021
Advance Loan Maturity Date	October 2023